JRS	Nuveen Real Estate Income Fund Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 135.1% (95.7% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 84.2% (59.7% of Total Investments)

	Diversified – 4.1% (2.9% of Total Investments)

270,275	Liberty Property Trust	$13,086,715

	Health Care – 7.3% (5.2% of Total Investments)

417,925	HCP Inc., (2)	13,081,052
207,175	Senior Housing Properties Trust	2,440,522
100,875	Welltower Inc.	7,827,900
	Total Health Care	23,349,474

	Hotels, Restaurants & Leisure – 4.8% (3.4% of Total Investments)

547,875	Host Hotels & Resorts Inc.	10,354,837
82,675	Pebblebrook Hotel Trust	2,567,885
177,425	Sunstone Hotel Investors Inc.	2,554,920
	Total Hotels, Restaurants & Leisure	15,477,642

	Industrial – 6.1% (4.3% of Total Investments)

270,078	Prologis Inc., (2)	19,432,112

	Office – 14.5% (10.3% of Total Investments)

111,750	Alexandria Real Estate Equities Inc.	15,931,080
19,600	Boston Properties Inc.	2,624,048
102,625	Brandywine Realty Trust	1,627,633
300,275	Douglas Emmett Inc.	12,137,115
186,650	Hudson Pacific Properties Inc.	6,424,493
101,125	Kilroy Realty Corporation	7,681,455
	Total Office	46,425,824

	Residential – 18.0% (12.8% of Total Investments)

655,850	American Homes 4 Rent, (2)	14,900,912
257,399	Apartment Investment & Management Company, Class A	12,944,596
72,888	AvalonBay Communities Inc.	14,630,808
168,170	Equity Residential	12,666,564
113,150	Invitation Homes Inc., (2)	2,752,940
	Total Residential	57,895,820

	Retail – 11.9% (8.4% of Total Investments)

379,425	Kimco Realty Corporation	7,019,363
120,977	Macerich Company, (2)	5,244,353
57,399	Simon Property Group Inc., (2)	10,458,672
157,800	Taubman Centers Inc.	8,344,464
244,525	Weingarten Realty Investors, (2)	7,181,699
	Total Retail	38,248,551

	Specialized – 17.5% (12.4% of Total Investments)

60,000	CoreSite Realty Corporation	6,421,200
76,800	CyrusOne Inc.	4,027,392
33,300	Digital Realty Trust Inc.	3,962,700
35,925	Equinix Inc., (2)	16,279,773
138,200	Life Storage Inc., (2)	13,442,714
54,687	Public Storage, (2)	11,909,735
	Total Specialized	56,043,514
	Total Real Estate Investment Trust Common Stocks (cost $203,007,645)	269,959,652

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 50.1% (35.4% of Total Investments)

	Diversified – 4.9% (3.4% of Total Investments)

104,925	PS Business Parks Inc.	5.750%	BBB	$2,658,800
36,625	PS Business Parks Inc.	5.700%	BBB	950,419
93,775	PS Business Parks Inc.	5.200%	Baa2	2,226,218
385,525	VEREIT Inc.	6.700%	BB	9,703,664
	Total Diversified			15,539,101

	Health Care – 0.2% (0.1% of Total Investments)

17,450	Senior Housing Properties Trust, (2)	6.250%	BBB–	463,472

	Hotels, Restaurants & Leisure – 1.8% (1.2% of Total Investments)

25,235	Ashford Hospitality Trust Inc.	8.450%	N/R	641,978
2,100	Hersha Hospitality Trust	6.500%	N/R	48,069
7,375	Pebblebrook Hotel Trust	6.375%	N/R	193,594
179,450	Sunstone Hotel Investors Inc.	6.950%	N/R	4,791,315
	Total Hotels, Restaurants & Leisure			5,674,956

	Industrial – 0.8% (0.6% of Total Investments)

79,000	Monmouth Real Estate Investment Corp	6.125%	N/R	1,895,210
22,900	Rexford Industrial Realty Inc.	5.875%	BB+	560,363
7,000	Rexford Industrial Realty Inc.	5.875%	BB+	172,410
	Total Industrial			2,627,983

	Office – 8.8% (6.3% of Total Investments)

9,989	Highwoods Properties Inc., (2), (4)	8.625%	Baa3	11,737,075
233,625	SL Green Realty Corp	6.500%	Ba1	6,032,197
272,450	Vornado Realty Trust, (2)	5.700%	BBB–	6,876,638
56,950	Vornado Realty Trust	5.400%	BBB–	1,412,930
96,100	Vornado Realty Trust	5.250%	BBB–	2,253,545
	Total Office			28,312,385

	Residential – 6.6% (4.7% of Total Investments)

223,275	American Homes 4 Rent	6.500%	BB	5,916,787
44,600	American Homes 4 Rent	6.350%	BB	1,164,060
132,400	American Homes 4 Rent	6.250%	Ba1	3,336,480
12,700	American Homes 4 Rent	5.875%	BB	315,595
356,900	Apartment Investment & Management Co	6.875%	BB	9,111,657
23,505	Mid-America Apartment Communities Inc.	8.500%	BBB–	1,445,558
	Total Residential			21,290,137

	Retail – 20.2% (14.3% of Total Investments)

307,400	Brookfield Property REIT Inc.	6.375%	N/R	7,777,220
26,750	Kimco Realty Corp	6.000%	Baa2	679,450
17,650	Kimco Realty Corp	5.625%	Baa2	437,720
13,475	Kimco Realty Corp	5.500%	Baa2	333,911
13,850	Kimco Realty Corp	5.250%	Baa2	322,705
2,750	Kimco Realty Corp	5.125%	Baa2	64,818
77,300	National Retail Properties Inc.	5.700%	Baa2	1,953,371
28,175	National Retail Properties Inc.	5.200%	Baa2	683,244
42,950	Pennsylvania Real Estate Investment Trust	7.375%	N/R	923,425
142,200	Pennsylvania Real Estate Investment Trust	7.200%	N/R	2,950,650
230,979	Saul Centers Inc.	6.875%	N/R	6,042,411
3,169	Simon Property Group Inc.	8.375%	BBB+	220,087
316,800	SITE Centers Corp	6.500%	Ba1	8,186,112
155,700	SITE Centers Corp	6.375%	BB+	3,962,565
101,850	SITE Centers Corp	6.250%	Ba1	2,621,619
310,525	Taubman Centers Inc., (2)	6.500%	N/R	8,033,282
541,125	Taubman Centers Inc., (2)	6.250%	N/R	13,906,912
163,400	Urstadt Biddle Properties Inc., (2)	6.750%	N/R	4,214,086
57,375	Urstadt Biddle Properties Inc.	6.250%	N/R	1,509,536
	Total Retail			64,823,124

Shares	Description (1)	Coupon	Ratings (3)	Value

	Specialized – 6.8% (4.8% of Total Investments)

6,100	Digital Realty Trust Inc.	6.350%	Baa3	$157,990
38,350	National Storage Affiliates Trust	6.000%	N/R	954,532
272,225	Public Storage	6.000%	A3	6,884,570
74,000	Public Storage	5.875%	A3	1,916,600
86,075	Public Storage	5.625%	A3	2,185,444
33,825	Public Storage	5.400%	A3	858,140
67,450	Public Storage	5.375%	A3	1,670,062
82,075	Public Storage	5.200%	A3	2,014,941
22,075	Public Storage	5.200%	A3	548,564
83,925	Public Storage	5.050%	A3	2,099,803
17,625	QTS Realty Trust Inc.	7.125%	B–	444,150
18,100	QTS Realty Trust Inc.	6.500%	B–	1,966,022
	Total Specialized			21,700,818
	Total Real Estate Investment Trust Preferred Stocks (cost $155,394,192)			160,431,976

Shares	Description (1)			Value

	COMMON STOCKS – 0.8% (0.6% of Total Investments)

	Hotels, Restaurants & Leisure – 0.8% (0.6% of Total Investments)

36,875	Hyatt Hotels Corporation, Class A			$2,676,019
	Total Common Stocks (cost $2,672,837)			2,676,019
	Total Long-Term Investments (cost $361,074,674)			433,067,647

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.1% (4.3% of Total Investments)

	REPURCHASE AGREEMENTS – 6.1% (4.3% of Total Investments)

$19,523	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $19,525,247, collateralized by $19,450,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $19,917,597	1.200%	4/01/19	$19,523,295
	Total Short-Term Investments (cost $19,523,295)			19,523,295
	Total Investments (cost $380,597,969) – 141.2%			452,590,942
	Borrowings – (39.3)% (5), (6)			(126,000,000)
	Other Assets Less Liabilities – (1.9)% (7)			(5,963,287)
	Net Assets Applicable to Common Shares – 100%			$320,627,655

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$72,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$314,557	$314,557

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$269,959,652	$—	$—	$269,959,652
Real Estate Investment Trust Preferred Stocks	148,694,901	11,737,075	—	160,431,976
Common Stocks	2,676,019	—	—	2,676,019
Short-Term Investments:
Repurchase Agreements	—	19,523,295	—	19,523,295

Investments in Derivatives:
Interest Rate Swaps*	—	314,557	—	314,557
Total	$421,330,572	$31,574,927	$—	$452,905,499
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $118,635,143.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Borrowings as a percentage of Total Investments is 27.8%.

(6)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $282,510,266 have been pledged as collateral for borrowings.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

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